UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21233

PARADIGM FUNDS

(Exact name of registrant as specified in charter)

Nine Elk Street

Albany, NY                         12207-1002

(Address of principal executive offices)                  (Zip code)

Robert A. Benton

Paradigm Funds

Nine Elk Street

Albany, NY 12207-1002

(Name and address of agent for service)

Registrant’s telephone number, including area code: (518) 431-3500

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Item 1. Schedules of Investments.

Paradigm Value Fund
		Schedule of Investments
		March 31, 2018 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Air Courier Services
72,000	Air Transport Services Group, Inc. *	$ 1,679,040	2.85%

Aircraft Parts & Auxiliary Equipment, NEC
10,000	Ducommun Incorporated *	303,800	0.52%

Cable & Other Pay Television Services
33,700	TiVo Solutions Inc.	456,635	0.77%

Communications Services, NEC
20,000	Vocera Communications, Inc. *	468,400	0.79%

Computer Communications Equipment
110,300	A10 Networks, Inc. *	641,946
50,000	Extreme Networks, Inc. *	553,500
		1,195,446	2.02%

Construction - Special Trade Contractors
76,800	Matrix Service Co. *	1,052,160	1.79%

Electrical Work
18,500	EMCOR Group Inc.	1,441,705	2.45%

Electronic Computers
10,000	Omnicell, Inc. *	434,000	0.74%

Guided Missiles & Space Vehicles & Parts
30,000	Kratos Defense & Security Solutions, Inc. *	308,700	0.52%

Heavy Construction Other Than Building Construction - Contractors
23,000	Granite Construction Incorporated	1,284,780	2.18%

Industrial Organic Chemicals
19,500	Sensient Technologies Corp.	1,376,310	2.34%

Laboratory Analytical Instruments
19,900	PerkinElmer Inc.	1,506,828	2.56%

Millwood, Veneer, Plywood, & Structural Wood Members
5,000	American Woodmark Corporation *	492,250	0.84%

Miscellaneous Electrical Machinery, Equipment & Supplies
20,600	Electro Scientific Industries, Inc. *	398,198	0.68%

Motor Vehicle Parts & Accessories
57,000	Tower International, Inc.	1,581,750	2.68%

National Commercial Banks
38,700	First Merchants Corporation	1,613,790
19,936	National Bank Holdings Corporation - Class A	662,872
		2,276,662	3.87%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
140,000	RTI Surgical, Inc. *	644,000	1.09%

Paper Mills
20,000	KapStone Paper and Packaging Corporation	686,200	1.16%

Printed Circuit Boards
15,000	Jabil Circuit, Inc.	430,950	0.73%

Radio & TV Broadcasting & Communications Equipment
50,000	Mitel Networks Corporation * (Canada)	464,000	0.79%

Retail - Apparel & Accessory Stores
20,000	Citi Trends, Inc.	618,200
85,400	Express Inc. *	611,464
33,400	Tailored Brands, Inc.	837,004
20,000	Zumiez Inc *	478,000
		2,544,668	4.31%

Retail - Catalog & Mail-Order Houses
20,000	Insight Enterprises, Inc. *	698,600	1.19%

Retail - Family Clothing Stores
80,400	American Eagle Outfitters, Inc.	1,602,372	2.72%

Retail - Miscellaneous Shopping Goods Stores
50,000	Barnes & Noble, Inc.	247,500	0.42%

Retail - Retail Stores, NEC
10,500	IAC/InterActiveCorp. *	1,641,990	2.79%

Retail - Shoe Stores
24,300	Foot Locker, Inc.	1,106,622	1.88%

Savings Institution, Federally Chartered
40,300	LegacyTexas Financial Group, Inc.	1,725,646	2.93%

Semiconductors & Related Devices
3,488	Cavium, Inc. *	276,877
50,300	EMCORE Corporation *	286,710
40,000	FormFactor, Inc. *	546,000
20,000	Ichor Holdings, Ltd. *	484,200
56,200	Kulicke & Soffa Industries Inc. * (Singapore)	1,405,562
15,000	MaxLinear, Inc. - Class A *	341,250
25,700	Microsemi Corporation *	1,663,304
60,000	Oclaro, Inc. *	573,600
20,400	Qorvo, Inc. *	1,437,180
		7,014,683	11.89%

Services - Business Services, NEC
37,000	Tabula Rasa HealthCare, Inc. *	1,435,600	2.44%

Services - Computer Integrated Systems Design
54,100	Convergys Corp.	1,223,742	2.08%

Services - Help Supply Services
58,400	Kforce Inc.	1,579,720	2.68%

Services - Home Health Care Services
25,200	Addus HomeCare Corporation *	1,225,980	2.08%

Services - Hospitals
15,500	Magellan Health Services Inc. *	1,660,050
16,450	MEDNAX, Inc. *	915,114
		2,575,164	4.37%

Services - Management Services
140,000	R1 RCM Inc. *	999,600	1.70%

Services - Skilled Nursing Care Facilities
10,000	The Ensign Group, Inc.	263,000	0.45%

Special Industry Machinery, NEC
48,000	Brooks Automation, Inc.	1,299,840	2.21%

State Commercial Banks
27,000	Banner Corporation	1,498,230
32,000	Renasant Corporation	1,361,920
		2,860,150	4.85%

Telegraph & Other Message Communications
18,100	j2 Global, Inc.	1,428,452	2.42%

Telephone & Telegraph Apparatus
10,000	Fabrinet *	313,800	0.53%

Transportation Services
15,400	GATX Corp.	1,054,746	1.79%

Wholesale - Lumber & Other Construction Materials
20,000	Foundation Building Materials, Inc. *	298,200
60,000	Huttig Building Products, Inc. *	313,800
		612,000	1.03%
Wood Household Furniture, (No Upholstered)
18,000	Ethan Allen Interiors, Inc.	413,100	0.70%

Total for Common Stocks (Cost $28,713,002)		52,348,789	88.83%

REAL ESTATE INVESTMENT TRUSTS
58,000	Blackstone Mortgage Trust, Inc. - Class A	1,822,360
37,309	Gramercy Property Trust Inc.	810,725
14,050	Mid-America Apartment Communities Inc.	1,281,922
Total for Real Estate Investment Trusts (Cost $2,738,679)		3,915,007	6.64%

MONEY MARKET FUNDS
2,723,783	SEI Daily Income Trust Government Fund CL F 1.48% **	2,723,783	4.62%
(Cost $2,723,783)

Total Investment Securities		58,987,579	100.09%
	(Cost $34,175,464)

Liabilities in Excess of Other Assets		(52,243)	-0.09%

Net Assets		$ 58,935,336	100.00%

* Non-Income Producing Securities.
** The rate shown represents the 7-day yield at March 31, 2018.

See accompanying notes to Schedules of Investments.

Paradigm Select Fund
		Schedule of Investments
		March 31, 2018 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Aircraft & Parts
7,800	Triumph Group, Inc.	$ 196,560	0.76%

Cable & Other Pay Television Services
33,600	TiVo Solutions Inc.	455,280	1.75%

Chemical & Allied Products
1,775	Innospec Inc.	121,765
4,725	Olin Corp.	143,593
		265,358	1.02%

Construction - Special Trade Contractors
26,100	Matrix Service Co. *	357,570	1.38%

Electrical Work
5,700	EMCOR Group Inc.	444,201	1.71%

Electromedical & Electrotherapeutic Apparatus
11,500	Masimo Corporation *	1,011,425	3.89%

Fire, Marine & Casualty Insurance
2,850	American Financial Group Inc.	319,827
4,350	Aspen Insurance Holdings Limited (Bermuda)	195,097
		514,924	1.97%

Footwear (No Rubber)
12,000	Caleres, Inc.	403,200	1.55%

General Industrial Machinery & Equipment
7,000	Rexnord Corp. *	207,760	0.80%

Industrial Instruments For Measurement, Display, and Control
2,500	MKS Instruments, Inc.	289,125	1.11%

Industrial Organic Chemicals
4,100	Sensient Technologies Corporation	289,378
3,850	Westlake Chemical Corp.	427,927
		717,305	2.75%

Instruments For Measurement & Testing of Electricity & Electric Signals
18,675	Teradyne, Inc.	853,634	3.28%

Laboratory Analytical Instruments
9,600	PerkinElmer Inc.	726,912	2.80%

Millwood, Veneer, Plywood, & Structural Wood Members
4,000	American Woodmark Corporation *	393,800	1.52%

Miscellaneous Manufacturing Industries
6,200	Hillenbrand, Inc.	284,580	1.10%

Paper Mills
11,500	KapStone Paper and Packaging Corporation	394,565	1.52%

Plastics Products
12,000	Entegris, Inc.	417,600	1.61%

Printed Circuit Boards
19,600	Jabil Circuit, Inc.	563,108
16,000	TTM Technologies, Inc. *	244,640
		807,748	3.10%

Radio & TV Broadcasting & Communications Equipment
40,000	Mitel Networks *	371,200	1.43%

Retail - Apparel & Accessory Stores
17,300	Express Inc. *	123,868
8,950	Tailored Brands, Inc.	224,287
		348,155	1.34%

Retail - Catalog & Mail-Order Houses
9,000	Insight Enterprises, Inc. *	314,370	1.21%

Retail - Eating & Drinking Places
6,700	Cannae Holdings, Inc. *	126,362	0.49%

Retail - Family Clothing Stores
22,900	American Eagle Outfitters, Inc.	456,397	1.76%

Retail - Lumber & Other Building Materials Dealers
33,600	BMC Stock Holdings, Inc. *	656,880	2.53%

Retail - Radio, TV & Consumer Electronics Stores
12,400	Best Buy Co., Inc.	867,876	3.34%

Retail - Retail Stores, NEC
6,700	IAC/InterActiveCorp. *	1,047,746	4.03%

Retail - Shoe Stores
10,500	Foot Locker, Inc.	478,170	1.84%

Savings Institution, Federally Chartered
7,800	Capitol Federal Financial, Inc.	96,330	0.37%

Search, Detection, Navigation, Guidance, Aeronautical Systems
6,400	Garmin Ltd. (Switzerland)	377,152	1.45%

Semiconductors & Related Devices
10,000	Ichor Holdings, Ltd. *	242,100
17,900	Kulicke & Soffa Industries Inc. * (Singapore)	447,679
19,725	Marvell Technology Group Ltd. (Bermuda)	414,225
8,500	MaxLinear, Inc. - Class A *	193,375
14,600	Microsemi Corporation *	944,912
28,400	Oclaro, Inc. *	271,504
10,500	Qorvo, Inc. *	739,725
5,500	Skyworks Solutions, Inc.	551,430
		3,804,950	14.63%

Services - Computer Integrated Systems Design
22,000	Allscripts Healthcare Solutions, Inc. *	271,700
19,800	Convergys Corp.	447,876
		719,576	2.77%

Services - Help Supply Services
12,525	Kelly Services, Inc. - Class A	363,726
9,750	Kforce Inc.	263,737
		627,463	2.41%

Services - Hospitals
8,800	Magellan Health Services Inc. *	942,480
6,500	MEDNAX, Inc. *	361,595
		1,304,075	5.02%

Services - Prepackaged Software
1,809	Black Knight, Inc. *	85,204	0.33%

Steel Pipe & Tubes
10,550	Allegheny Technologies Incorporated *	249,824	0.96%

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens)
3,400	Carpenter Technology Corporation	150,008	0.58%

Surgical & Medical Instruments & Apparatus
17,700	Globus Medical, Inc. - Class A *	881,814
5,000	NuVasive, Inc. *	261,050
		1,142,864	4.39%

Telegraph & Other Message Communications
7,000	j2 Global, Inc.	552,440	2.13%

Telephone & Telegraph Apparatus
12,000	Fabrinet * (Thailand)	376,560	1.45%

Title Insurance
5,900	Fidelity National Financial, Inc.	236,118	0.91%

Wholesale - Computers & Peripheral Equipment & Software
1,900	SYNNEX Corporation	224,960	0.87%

Wholesale - Electrical Apparatus & Equipment, Wiring Supplies
4,300	EnerSys	298,291	1.15%

Wholesale - Lumber & Other Construction Materials
8,400	Boise Cascade Company	324,240	1.25%

Wood Household Furniture, (No Upholstered)
10,000	Ethan Allen Interiors, Inc.	229,500	0.88%

Total for Common Stocks (Cost $18,042,920)		24,208,258	93.15%

REAL ESTATE INVESTMENT TRUSTS
5,400	Mid-America Apartment Communities Inc.	492,696	1.90%
Total for Real Estate Investment Trusts (Cost $451,651)

MONEY MARKET FUNDS
1,289,805	SEI Daily Income Trust Government Fund CL F 1.48% **	1,289,805	4.96%
(Cost $1,289,805)

Total Investment Securities		25,990,759	100.01%
	(Cost $19,784,376)

Liabilities in Excess of Other Assets		(2,964)	-0.01%

Net Assets		$ 25,987,795	100.00%

* Non-Income Producing Securities.
** The rate shown represents the 7-day yield at March 31, 2018.

See accompanying notes to Schedules of Investments.

Paradigm Opportunity Fund
		Schedule of Investments
		March 31, 2018 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Cable & Other Pay Television Services
13,300	TiVo Solutions Inc.	$ 180,215	2.24%

Computer Communications Equipment
26,200	A10 Networks, Inc. *	152,484	1.89%

Construction - Special Trade Contractors
10,900	Matrix Service Co. *	149,330	1.86%

Electrical Work
2,825	EMCOR Group Inc.	220,152	2.74%

Industrial Organic Chemicals
2,550	Sensient Technologies Corporation	179,979	2.24%

Instruments For Measurement & Testing of Electricity & Electric Signals
7,075	Teradyne, Inc.	323,398	4.02%

Laboratory Analytical Instruments
2,650	PerkinElmer Inc.	200,658	2.49%

Miscellaneous Manufacturing Industries
4,400	Hillenbrand, Inc.	201,960	2.51%

Retail - Apparel & Accessory Stores
11,875	Express Inc. *	85,025
4,900	Tailored Brands, Inc.	122,794
		207,819	2.58%

Retail - Department Stores
2,500	Dillard's, Inc. - Class A	200,850	2.50%

Retail - Family Clothing Stores
13,300	American Eagle Outfitters, Inc.	265,069	3.29%

Retail - Lumber & Other Building Materials Dealers
14,900	BMC Stock Holdings, Inc. *	291,295	3.62%

Retail - Retail Stores, NEC
2,500	IAC/InterActiveCorp. *	390,950	4.86%

Retail - Shoe Stores
3,500	DSW Inc. - Class A	78,610
5,400	Foot Locker, Inc.	245,916
		324,526	4.03%

Semiconductors & Related Devices
9,700	Kulicke & Soffa Industries Inc. * (Singapore)	242,597
6,300	Microsemi Corporation *	407,736
4,500	Qorvo, Inc. *	317,025
3,300	Skyworks Solutions, Inc.	330,858
		1,298,216	16.13%

Services - Business Services, NEC
10,700	Tabula Rasa HealthCare, Inc. *	415,160	5.16%

Services - Computer Integrated Systems Design
8,000	Convergys Corp.	180,960	2.25%

Services - Help Supply Services
6,600	Kelly Services, Inc. - Class A	191,664	2.38%

Services - Home Health Care Services
4,700	Addus Homecare Corporation *	228,655	2.84%

Services - Hospitals
3,450	Magellan Health Services Inc. *	369,495
1,300	MEDNAX, Inc. *	72,319
		441,814	5.49%

Services - Prepackaged Software
5,900	Progress Software Corporation	226,855	2.82%

Special Industry Machinery (No Metalworking Machinery)
2,500	Kadant Inc.	236,250	2.94%

Special Industry Machinery, NEC
11,750	Brooks Automation, Inc.	318,190	3.95%

Surgical & Medical Instruments & Apparatus
10,400	AtriCure, Inc. *	213,408	2.65%

Telegraph & Other Message Communications
3,775	j2 Global, Inc.	297,923	3.70%

Total for Common Stocks (Cost $3,798,218)		7,337,780	91.18%

REAL ESTATE INVESTMENT TRUSTS
3,125	Mid-America Apartment Communities Inc.	285,125
Total for Real Estate Investment Trusts (Cost $147,545)		285,125	3.54%

MONEY MARKET FUNDS
430,281	SEI Daily Income Trust Government Fund CL F 1.48% **	430,281	5.35%
(Cost $430,281)

Total Investment Securities		8,053,186	100.07%
	(Cost $4,376,044)

Liabilities in Excess of Other Assets		(5,327)	-0.07%

Net Assets		$ 8,047,859	100.00%

* Non-Income Producing Securities.
** The rate shown represents the 7-day yield at March 31, 2018.

See accompanying notes to Schedules of Investments.

Paradigm Micro-Cap Fund
		Schedule of Investments
		March 31, 2018 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Aircraft Parts & Auxiliary Equipment, NEC
60,000	Ducommun Incorporated *	$ 1,822,800	3.59%

Communications Equipment, NEC
80,000	Vocera Communications, Inc. *	1,873,600	3.69%

Computer Communications Equipment
300,000	Black Box Corporation	600,000
160,000	Extreme Networks, Inc. *	1,771,200
		2,371,200	4.67%

Computer Peripheral Equipment, NEC
40,000	Mitek Systems, Inc. *	296,000	0.58%

Electronic Computers
32,000	Omnicell, Inc. *	1,388,800	2.74%

Engines & Turbines
150,000	Westport Fuel Systems Inc. *	328,500	0.65%

Footwear (No Rubber)
60,000	Caleres, Inc.	2,016,000	3.97%

Guided Missiles & Space Vehicles & Parts
120,000	Kratos Defense & Security Solutions, Inc. *	1,234,800	2.43%

Instruments For Measurement & Testing of Electricity & Electric Signals
300,000	Xcerra Corporation *	3,495,000	6.89%

Motor Vehicle Parts & Accessories
30,000	Modine Manufacturing Company *	634,500	1.25%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
397,547	RTI Surgical, Inc. *	1,828,716	3.60%

Printed Circuit Boards
120,000	TTM Technologies, Inc. *	1,834,800	3.62%

Radio & TV Broadcasting & Communications Equipment
200,000	Mitel Networks Corporation * (Canada)	1,856,000	3.66%

Retail - Apparel & Accessory Stores
60,000	Citi Trends, Inc.	1,854,600
130,000	Francesca’s Holdings Corporation *	624,000
150,000	Tilly's, Inc. - Class A	1,695,000
		4,173,600	8.22%

Retail - Catalog & Mail-Order Houses
50,000	Insight Enterprises, Inc. *	1,746,500	3.44%

Retail - Family Clothing Stores
350,000	Stage Stores, Inc.	763,000	1.50%

Retail - Home Furniture, Furnishings & Equipment Stores
200,000	Pier 1 Imports, Inc.	644,000	1.27%

Retail - Women's Clothing Stores
500,000	New York & Company, Inc. *	1,690,000	3.33%

Semiconductors & Related Devices
160,000	FormFactor, Inc. *	2,184,000
80,000	Ichor Holdings, Ltd. *	1,936,800
60,000	MaxLinear, Inc. - Class A *	1,365,000
150,000	Oclaro, Inc. *	1,434,000
10,000	Semtech Corporation *	390,500
		7,310,300	14.40%

Services - Computer Integrated Systems Design
140,000	Allscripts Healthcare Solutions, Inc. *	1,729,000
13,601	Quality Systems, Inc. *	185,653
60,000	Ribbon Communications Inc. *	306,000
		2,220,653	4.38%

Services - Management Services
300,000	R1 RCM Inc. *	2,142,000	4.22%

Special Industry Machinery (No Metalworking Machinery)
10,800	Kadant Inc.	1,020,600	2.01%

Surgical & Medical Instruments & Apparatus
60,000	AtriCure, Inc. *	1,231,200
47,048	SeaSpine Holdings Corporation *	477,067
		1,708,267	3.37%

Wholesale - Computers & Peripheral Equipment & Software
40,000	ScanSource, Inc. *	1,422,000	2.80%

Wholesale - Lumber & Other Construction Materials
79,600	Foundation Building Materials, Inc. *	1,186,836
150,000	Huttig Building Products, Inc. *	784,500
		1,971,336	3.89%

Women's, Misses', and Juniors Outerwear
40,000	J.Jill, Inc. *	176,800	0.35%

Wood Household Furniture, (No Upholstered)
30,000	Ethan Allen Interiors, Inc.	688,500	1.36%

Total for Common Stocks (Cost $39,382,203)		48,658,272	95.88%

CONTINGENT VALUE RIGHTS
50,000	Synergetics USA, Inc. * +	-	0.00%
(Cost $0)

MONEY MARKET FUNDS
2,081,862	SEI Daily Income Trust Government Fund CL F 1.48% **	2,081,862	4.10%
(Cost $2,081,862)

Total Investment Securities		50,740,134	99.98%
	(Cost $41,464,065)

Other Assets in Excess of Liabilities		10,052	0.02%

Net Assets		$ 50,750,186	100.00%

* Non-Income Producing Securities.
** The rate shown represents the 7-day yield at March 31, 2018.
+ Under the terms of the Contingent Value Rights (“CVR”), the holder has the right to receive cash payments of between $0.50 and $1.00 if Synergetic’s ophthalmology business achieves certain revenue performance milestones.

See accompanying notes to Schedules of Investments.

PARADIGM FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2018

(Unaudited)

1. SECURITY TRANSACTIONS

For federal income tax purposes, at March 31, 2018 the cost of securities on a tax basis and the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) were as follows:

	Value Fund	Opportunity Fund	Select Fund
Cost of Investments	$34,175,464	$4,376,044	$19,784,376
Gross Unrealized Appreciation	$26,061,253	$3,902,938	$7,245,250
Gross Unrealized Depreciation	($1,249,138)	($225,796)	($1,038,867)
Net Unrealized Appreciation
(Depreciation) on Investments	$24,812,115	$3,677,142	$6,206,383

Micro-Cap Fund
Cost of Investments	$41,464,065
Gross Unrealized Appreciation	$10,594,551
Gross Unrealized Depreciation	($1,318,482)
Net Unrealized Appreciation
(Depreciation) on Investments	$9,276,069

2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the significant accounting policies described in this section.

SECURITY VALUATION: All investments in securities are recorded at their estimated fair value, as described in Note 3.

SECURITY TRANSACTIONS AND OTHER: Security transactions are recorded based on trade date for financial reporting purposes. Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis. The Funds use the highest cost basis in computing gain or loss on sale of investment securities. Discounts and premiums on fixed income securities purchased are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds may invest in real estate investment trusts (“REITs”) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REITs taxable earnings and profits resulting in the excess portion of such distribution to be designated as return of capital. Distributions received from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs.

The Funds may hold investments in master limited partnerships (“MLPs”). It is common for distributions from MLPs to exceed taxable earnings and profits resulting in the excess portion of such dividend to be designated as return of capital. Annually, income or loss from MLPs is reclassified upon receipt of the MLPs K-1. For financial reporting purpose management does not estimate the tax character of MLP distributions for which actual information has not been reported.

SHARE VALUATION: The net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV for each fund is calculated by taking the total value of the fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the net asset value per share, except that shares of each Fund are subject to a redemption fee of 2% if redeemed within 90 days of purchase.

INCOME TAXES: The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years. The Funds identify their major tax jurisdictions as U.S. Federal and New York State tax authorities; however the Funds are not aware of any tax positions for which they are reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, the Funds did not incur any interest or penalties.

ESTIMATES: The financial statements are prepared in accordance with GAAP which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations or net asset values per share of any Fund.

3. SECURITIES VALUATIONS

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the assets or liabilities, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock, real estate investment trusts and contingent value rights). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security.  When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at net asset value and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Funds’ assets measured at fair value as of March 31, 2018:

Value:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$52,348,789	$-	$-	$52,348,789
Real Estate Investment Trusts	3,915,007	-	-	3,915,007
Money Market Funds	2,723,783	-	-	2,723,783
Total	$58,987,579	$-	$-	$58,987,579

Opportunity:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$7,337,780	$-	$-	$7,337,780
Real Estate Investment Trusts	285,125	-	-	285,125
Money Market Funds	430,281	-	-	430,281
Total	$8,053,186	$-	$-	$8,053,186

Select:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$24,208,258	$-	$-	$24,208,258
Real Estate Investment Trusts	492,696	-	-	492,696
Money Market Funds	1,289,805	-	-	1,289,805
Total	$25,990,759	$-	$-	$25,990,759

Micro-Cap:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$48,658,272	$-	$-	$48,658,272
Contingent Value Rights	-	-	-	-
Money Market Funds	2,081,862	-	-	2,081,862
Total	$50,740,134	$-	$-	$50,740,134

Refer to the Funds’ Schedules of Investments for a listing of securities by industry.  The Funds did not hold any level 3 assets during the three month period ended March 31, 2018.  There were no transfers into or out of the levels during the period ended March 31, 2018.  It is the Funds’ policy to consider transfers into or out the levels as of the end of the reporting period.

The Funds did not invest in any derivative instruments during the three month period ended March 31, 2018.

Item 2. Controls and Procedures.

(a) The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded, based on an evaluation of the Registrant’s disclosure controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the”1940 Act”)), the disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PARADIGM FUNDS

By: /s/Candace King Weir

      Candace King Weir

      President

Date:                   5/29/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Candace King Weir

      Candace King Weir

      President

Date:                   5/29/18

By: /s/Robert A. Benton

       Robert A. Benton

      Chief Financial Officer

Date:                   5/29/18